Subsequent events (Details) - Subsequent events ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, HKD in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2015 CNY (¥) ¥ / shares shares	Oct. 31, 2015 HKD shares	Nov. 30, 2015 CNY (¥) ¥ / shares shares	Oct. 31, 2015 USD ($)
GMHL | Open Offer
Subsequent events
Acquiring the Notes, principal amount | $					$ 50,000
Total proceeds before expenses in relation to the Open Offer | HKD			HKD 985,696
Principal amount of the convertible Notes to be purchased | $	$ 25,000
GMHL | CGL
Subsequent events
Ordinary shares of the Company acquired, comprising ordinary shares to be issued upon conversion of all outstanding Notes and the CGL Sale Shares (in shares) | shares			7,314,015
GMHL | Forecast | Open Offer
Subsequent events
Principal amount of the convertible Notes to be purchased | $	$ 25,000
Nanjing Xinjiekou | Forecast | Other shareholders of the Company
Subsequent events
Remaining ordinary shares of the Company which Nanjing Xinjiekou intends to acquire (in percent)		34.90%
Preliminary valuation of the acquisition of the remaining 34.9% of the Company's ordinary shares owned by other shareholders of the Company				¥ 1,745,000
Preliminary valuation per ordinary share owned by other shareholders of the Company | (per share)	$ 6.5			¥ 41.4
MOU | Nanjing Xinjiekou | Forecast | GMHL
Subsequent events
Ordinary shares of the Company acquired, comprising ordinary shares to be issued upon conversion of all outstanding Notes and the CGL Sale Shares (in shares) | shares		47,835,509
Ordinary share of the Company currently held by GMHL (in shares) | shares	30,681,266			30,681,266
Percent of the Company's ordinary shares held	65.10%			65.10%
Expected Valuation for possible acquisition of the Minimum Company Shares		¥ 7,255,000
Cash consideration per Minimum Company Share | (per share)	$ 6.5	¥ 41.4
Period GMHL would not transfer the Settlement Shares		36 months
Period the Company's management would not resign		36 months
Period of not changing the strategy or business model of the acquiring company, from the date of completion of the proposed disposal		36 months
MOU | Nanjing Xinjiekou | Forecast | GMHL | Minimum
Subsequent events
Value of new shares issued to settle the Total Consideration		¥ 4,000,000
Cash to settle the Total Consideration		¥ 3,255,000